Cover	Dec. 08, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40284
Entity Registrant Name	Solid Power, Inc.
Entity Central Index Key	0001844862
Entity Tax Identification Number	86-1888095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	486 S. Pierce Avenue
Entity Address, Address Line Two	Suite E
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	303
Local Phone Number	219-0720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SLDP
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	SLDPW
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	Decarbonization Plus Acquisition Corporation III
Entity Address, Address Line Two	2744 Sand Hill Road
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025